EARNINGS (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 22 – EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is calculated on the basis of weighted-average outstanding common shares. Diluted earnings (loss) per share is computed on the basis of basic weighted-average outstanding common shares adjusted for the dilutive effect of stock options. Dilutive common shares are determined by applying the treasury stock method to the assumed conversion of share repurchase liability to common shares related to the early exercised stock options.

The computation of basic and diluted earnings (loss) per share for the nine months and three months ended September 30, 2023 and 2022 is as follows:

	For the Nine months Ended
	September 30, (unaudited)
	2023	2022
Loss per share – basic
Numerator:
Net loss from continuing operations	$(22,233,949)	$(10,273,946)
Net loss from discontinued operation	(853,223)	(1,025,120)
Denominator:
Weighted average number of common shares outstanding used in calculating basic loss per share	57,515,446	43,917,191
Denominator used for loss per share
Loss per share from continuing operations (basic)	$(0.38)	$(0.23)
Loss per share from continuing operations (anti-diluted)	$(0.38)	$(0.23)
Loss per share from discontinued operation (basic)	$(0.01)	$(0.02)
Loss per share from discontinued operation (anti-diluted)	$(0.01)	$(0.02)

	For the Three months Ended
	September 30, (unaudited)
	2023	2022
Loss per share – basic
Numerator:
Net loss from continuing operations	$(3,857,583)	$(3,725,529)
Net loss from discontinued operation	(6,724)	(345,601)
Denominator:
Weighted average number of common shares outstanding used in calculating basic loss per share	62,547,298	46,291,743
Denominator used for loss per share
Loss per share from continuing operations (basic)	$(0.06)	$(0.08)
Loss per share from continuing operations (anti-diluted)	$(0.06)	$(0.08)
Loss per share from discontinued operation (basic)	$(0.00)	$(0.01)
Loss per share from discontinued operation (anti-diluted)	$(0.00)	$(0.01)

Basic loss per share equals diluted loss per share because the calculation of diluted loss per share would be anti-dilutive.